Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	33 Months Ended	40 Months Ended	60 Months Ended	86 Months Ended	105 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000248589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Artificial Intelligence ETF
C000248590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Compounders ETF
C000224885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Transform 500 ETF
C000237925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Transform Supply Chain ETF
C000228741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Transform Systems ETF
Russell 3000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	43.42%				18.34%	17.28%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%				15.00%		15.00%
Morningstar® US Large Cap Select TR USD Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent	38.53%			10.30%
Morningstar® US Market Extended TR USD Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent	38.06%	21.41%
Morningstar® US Market Extended TR USD Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent	38.06%		9.33%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%				14.60%	13.66%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%				14.60%		14.72%